Asset Retirement Obligation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation
Summary of changes in the Company's ARO

	2020	2019
Balance at January 1,	$4,374	$5,832
Accretion expense	187	211
Balance at June 30,	$4,561	$6,043

The following table summarizes changes in the Company’s ARO (in thousands):

	December 31,
	2019	2018
Balance, beginning of year	$5,832	$21,548
Accretion expense	422	1,271
Changes in estimates	(1,880)	(16,987)
Balance, end of year	$4,374	$5,832